SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3 (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 20,103,425	$ 670,262
Additions, net		17,768,404
Conversions		(2,093,224)
Change in fair value		3,757,983
Ending balance	3,017,653	20,103,425
Conversions	(11,464,566)
Change in fair value	(5,621,206)
Contingent Put Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		670,262
Additions, net		3,052
Conversions
Change in fair value		(673,314)
Ending balance
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	16,799,837
Additions, net		15,900,000
Conversions		(2,093,224)
Change in fair value		2,993,061
Ending balance	2,656,856	16,799,837
Conversions	(11,464,566)
Change in fair value	(2,678,415)
Liability classified warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	3,303,588
Additions, net		1,865,352
Conversions
Change in fair value		1,438,236
Ending balance	360,797	$ 3,303,588
Conversions
Change in fair value	$ (2,942,791)